Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	£ 198,391	£ 205,911
Exchange rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	43,274	44,233
Interest rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	153,785	159,046
Equity and credit contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	1,332	2,632
Traded on recognised exchanges
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Exchange rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Interest rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Equity and credit contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Asset	0	0
Liability	0	0
Settled by central counterparties
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	144,343	131,538
Settled by central counterparties | Exchange rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Settled by central counterparties | Interest rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	144,343	131,538
Settled by central counterparties | Equity and credit contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	0	0
Not settled by central counterparties
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	54,048	74,373
Not settled by central counterparties | Exchange rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	43,274	44,233
Not settled by central counterparties | Interest rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	9,442	27,508
Not settled by central counterparties | Equity and credit contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional	1,332	2,632
Traded over the counter
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset	3,451	3,363
Liability	1,920	1,709
Traded over the counter | Exchange rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset	2,457	2,325
Liability	846	663
Traded over the counter | Interest rate contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset	864	747
Liability	991	876
Traded over the counter | Equity and credit contracts
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset	130	291
Liability	£ 83	£ 170